Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under authoritative guidance are described as follows:

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Plan has the ability to access.
Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 Inputs: Unobservable inputs for the asset or liability.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Registered investment companies - Valued at closing price reported on the active market on which the individual funds are traded. These funds are required to publish their daily net asset value ("NAV") and to transact at that price, and are considered to be actively traded.
Carpenter Technology Stock Fund held within the Master Trust - Valued at closing price of the Plan Sponsor's common stock as reported on the active market on which the securities are traded.

Short-term investment fund held within the Master Trust - Valued based on quoted market values reported on active markets on which the individual securities are traded.
Common collective trusts - Valued at the NAV of units of a collective trust. The NAV is used as a practical expedient to estimate fair value and is based on the fair value of the underlying investments held by the fund less its liabilities.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024.

Dollars in thousands	Fair Value Measurement Using Inputs Considered as	2025	2024
Registered investment companies	Level 1	$10,996	$9,619
Interest in Carpenter Technology Master Trust Fund
Carpenter Technology Stock Fund	Level 1	267	337
Short-term investment fund	Level 1	90	69
Common collective trusts	(1)	28,689	26,480
Total investments at fair value		$40,042	$36,505

(1) Investments that are measured at NAV or its equivalent per share as a practical expedient are excluded from the fair value hierarchy. The fair value presented herein permits reconciliation to the Statements of Net Assets Available for Benefits.

The following table represents the investments at fair value based on NAV per share as of December 31, 2025 and 2024.

Dollars in thousands	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Common collective trusts (1)	$28,689	$26,480	None	Daily	None

(1) The Plan invests in the following common collective trusts:
•Aristotle Value Equity CIT B Fund, which invests primarily in U.S. headquartered companies that have a minimum market capitalization of $2 billion at the time of initial investment, and seeks to maximize long-term capital appreciation.
•Prudential Core Plus Bond Fund Collective Trust, which invests in investment-grade fixed income securities, and seeks to outperform the Barclays Capital U.S. Aggregate Bond Index, which broadly represents the performance of debt securities publicly traded in the United States.
•Vanguard Target Retirement Trust II Collective Trusts, which invest in diversified portfolios of equity and fixed-income securities and are designed to provide age-appropriate asset allocation that becomes more conservative over time.
•Wasatch Core Growth CIT Class A Fund, which invests primarily in equity securities of smaller, growing companies at reasonable prices. It focuses on long-term capital growth, with income as a secondary objective.